20 Financial instruments (Details 9) - US$ $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 724,000
First Quarter [Member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value	181,000
Second Quarter [Member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value	181,000
Third Quarter [Member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value	181,000
Fourth Quarter [Member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 181,000